Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Goodwill acquired		¥ 639,508		¥ 639,508		¥ 627,683
Bargain purchase gain		0	¥ 1,018	0	¥ 1,018
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		7,950	18,283	11,578	26,872
Real Estate Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net					137
Corporate Financial Services and Maintenance Leasing
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			183		183
ORIX USA
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		2,943		3,872	4,113
Asia and Australia
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net					4,415
ORIX Europe
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net				2,502
Environment and Energy
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			15,675	155	15,675
PE Investment And Concession Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		4,828	¥ 2,367	4,837	¥ 2,367
Insurance Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		205		205
DHC Corporation
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash				300,000
Goodwill acquired		94,324		94,324
Acquired intangible assets other than goodwill		¥ 104,910		¥ 104,910
Business acquisition, effective date of Acquisition	Jan. 31, 2023
DHC Corporation | Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs						¥ 3,435	¥ 3,435